Long-Term Debt (Components Of Long-Term Debt) (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Deferred Finance Costs, Net	$ 33.8	$ 34.0	$ 40.9
Total debt	1,565.1	1,523.7
Less: current portion	14.8	1.0	1.1
Total long-term debt, less current portion	1,550.3	1,522.7	2,501.8
Crestwood Midstream Partners LP
Debt Instrument [Line Items]
Total debt		1,523.7	2,502.7
Less: current portion	14.8	1.0	0.9
Total long-term debt, less current portion	1,550.3	1,522.7	2,501.8
Crestwood Equity Partners LP
Debt Instrument [Line Items]
Total debt		1,523.7	2,502.9
Obligations under noncompetition agreements and notes to former owners of businesses acquired		0.0	0.2
Senior Notes, 2020 | Crestwood Midstream Partners LP
Debt Instrument [Line Items]
Senior notes	13.9	340.6	503.3
Senior Notes, 2022
Debt Instrument [Line Items]
Deferred Finance Costs, Net	6.8
Senior Notes, 2022 | Crestwood Midstream Partners LP
Debt Instrument [Line Items]
Senior notes	0.0	429.3	588.4
Senior Notes, 2023 | Crestwood Midstream Partners LP
Debt Instrument [Line Items]
Senior notes	691.0	690.6	689.4
Senior Notes, 2025 | Crestwood Midstream Partners LP
Debt Instrument [Line Items]
Senior notes	491.6	0.0
Senior Notes | Senior Notes, 2020
Debt Instrument [Line Items]
Senior notes	13.8	338.8	500.0
Senior Notes | Senior Notes, 2022
Debt Instrument [Line Items]
Senior notes	0.0	436.4	600.0
Senior Notes | Senior Notes, 2023
Debt Instrument [Line Items]
Senior notes	700.0	700.0	700.0
Senior Notes | Senior Notes, 2025
Debt Instrument [Line Items]
Senior notes	500.0	0.0
Fair value adjustment of 2020 Senior Notes | Senior Notes, 2020
Debt Instrument [Line Items]
Fair value adjustment	0.1	1.8	3.3
Other
Debt Instrument [Line Items]
Other	3.3	3.7	5.3
Revolving Credit Facility | Crestwood Midstream Revolver
Debt Instrument [Line Items]
Credit agreement outstanding carrying value	$ 381.7	$ 77.0	$ 735.0